Right of Use Asset and Operating Lease Liability - Schedule of future minimum lease payments (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Leases [Abstract]
2026	$ 3,035	$ 2,900
2027	1,241	2,014
2028	809	981
2029	3	251
Total undiscounted lease liabilities	5,088	6,146
Interest on lease liabilities	(284)	(406)
Total present value of minimum lease payments	4,804	5,740
Lease liability – current portion	2,841	2,645
Lease liability	$ 1,963	$ 3,095